Segmented Information - Underwriting Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Loss & LAE - accident year	$ 11,927.5	$ 11,165.8
Total underwriting expenses - calendar year	13,099.4	11,990.1
Operating companies
Disclosure of operating segments [line items]
Loss & LAE - accident year	8,423.2	8,110.2
Commissions	2,182.3	2,023.7
Premium acquisition costs and other underwriting expenses	2,067.4	1,998.2
Total underwriting expenses - accident year	12,672.9	12,132.1
Net favourable claims reserve development	(479.8)	(789.0)
Total underwriting expenses - calendar year	12,193.1	11,343.1
Northbridge | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	851.9	802.7
Commissions	204.1	184.5
Premium acquisition costs and other underwriting expenses	204.7	191.7
Total underwriting expenses - accident year	1,260.7	1,178.9
Net favourable claims reserve development	(67.1)	(106.7)
Total underwriting expenses - calendar year	1,193.6	1,072.2
Odyssey Group | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	2,383.6	2,061.5
Commissions	629.9	588.7
Premium acquisition costs and other underwriting expenses	305.4	269.8
Total underwriting expenses - accident year	3,318.9	2,920.0
Net favourable claims reserve development	(229.6)	(345.7)
Total underwriting expenses - calendar year	3,089.3	2,574.3
Crum & Forster | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	1,387.4	1,244.7
Commissions	350.8	304.2
Premium acquisition costs and other underwriting expenses	410.0	383.3
Total underwriting expenses - accident year	2,148.2	1,932.2
Net favourable claims reserve development	(6.2)	(3.9)
Total underwriting expenses - calendar year	2,142.0	1,928.3
Zenith National | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	423.4	453.4
Commissions	80.1	84.2
Premium acquisition costs and other underwriting expenses	204.8	211.8
Total underwriting expenses - accident year	708.3	749.4
Net favourable claims reserve development	(82.1)	(85.3)
Total underwriting expenses - calendar year	626.2	664.1
Brit | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	961.0	982.6
Commissions	444.6	456.8
Premium acquisition costs and other underwriting expenses	231.7	216.6
Total underwriting expenses - accident year	1,637.3	1,656.0
Net favourable claims reserve development	(46.5)	(99.3)
Total underwriting expenses - calendar year	1,590.8	1,556.7
Allied World | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	1,585.8	1,739.9
Commissions	256.2	207.8
Premium acquisition costs and other underwriting expenses	403.7	392.8
Total underwriting expenses - accident year	2,245.7	2,340.5
Net favourable claims reserve development	32.0	(96.6)
Total underwriting expenses - calendar year	2,277.7	2,243.9
Fairfax Asia | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	151.3	138.0
Commissions	29.1	19.9
Premium acquisition costs and other underwriting expenses	56.7	55.6
Total underwriting expenses - accident year	237.1	213.5
Net favourable claims reserve development	(28.3)	(24.4)
Total underwriting expenses - calendar year	208.8	189.1
Other | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Loss & LAE - accident year	678.8	687.4
Commissions	187.5	177.6
Premium acquisition costs and other underwriting expenses	250.4	276.6
Total underwriting expenses - accident year	1,116.7	1,141.6
Net favourable claims reserve development	(52.0)	(27.1)
Total underwriting expenses - calendar year	$ 1,064.7	$ 1,114.5